Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	BOSTON TRUST & WALDEN FUNDS
Central Index Key	0000882748
Amendment Flag	false
Document Creation Date	Jul. 29, 2013
Document Effective Date	Aug. 01, 2013
Prospectus Date	Aug. 01, 2013
BOSTON TRUST ASSET MANAGEMENT FUND | BOSTON TRUST ASSET MANAGEMENT FUND
Risk/Return:
Trading Symbol	BTBFX
BOSTON TRUST EQUITY FUND | BOSTON TRUST EQUITY FUND
Risk/Return:
Trading Symbol	BTEFX
Boston Trust Midcap Fund | Boston Trust Midcap Fund
Risk/Return:
Trading Symbol	BTMFX
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund
Risk/Return:
Trading Symbol	BTSMX
BOSTON TRUST SMALL CAP FUND | BOSTON TRUST SMALL CAP FUND
Risk/Return:
Trading Symbol	BOSOX
WALDEN ASSET MANAGEMENT FUND | WALDEN ASSET MANAGEMENT FUND
Risk/Return:
Trading Symbol	WSBFX
WALDEN EQUITY FUND | WALDEN EQUITY FUND
Risk/Return:
Trading Symbol	WSEFX
Walden Midcap Fund | Walden Midcap Fund
Risk/Return:
Trading Symbol	WAMFX
Walden SMID Cap Innovations Fund | Walden SMID Cap Innovations Fund
Risk/Return:
Trading Symbol	WASMX
Walden Small Cap Innovations Fund | Walden Small Cap Innovations Fund
Risk/Return:
Trading Symbol	WASOX